Series D and Series E Preferred Units (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Allocation of the Proceeds on the Series D and Series E Units between the Fair Market Value of the Warrants and the Redeemable Preferred Shares

The following table sets forth the allocation of the proceeds on the Series D and Series E Units between the fair market value of the warrants and the redeemable preferred shares:

		Fair Market
	Total	Value of	Preferred
Date of Issuance	Proceeds	Warrants	Stock
Series D Units:
March 3, 2010	$40,893,316	$27,644,882	$13,248,434
April 18, 2010	26,681,922	21,236,793	5,445,129
July 9, 2010	88,630	178,898	—

Total Series D Units	$67,663,868	$49,060,573	$18,693,563

Series E Units:
June 23, 2010	$30,000,112	$24,062,443	$5,937,669